Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net earnings	$ 13,382	$ 10,268	$ 9,177
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,571	5,018	5,423
Provision for (reduction of) loan losses	790	(507)	(1,206)
Deferred income taxes	78	2,120	1,097
Gain on sale of investment securities	(15)	0	(729)
Gain on sale of other real estate	(17)	0	(81)
Write-down of other real estate	0	239	17
Gain on sale of premises and equipment	(544)	0	0
Restricted stock expense	85	592	932
Proceeds from sales of loans held for sale	35,922	59,193	67,764
Origination of loans held for sale	(35,745)	(54,341)	(69,324)
Change in:
Cash surrender value of life insurance	(384)	(600)	(406)
Other assets	(3,695)	(3,982)	(636)
Other liabilities	2,759	594	211
Net cash provided by operating activities	17,187	18,594	12,239
Cash flows from investing activities:
Purchases of investment securities available for sale	(34,692)	(10,014)	(12,707)
Proceeds from sales, calls and maturities of investment securities available for sale	48,241	10,162	4,053
Proceeds from paydowns of investment securities available for sale	15,556	17,202	20,675
Purchases of other investments	(2,611)	(45)	(255)
Proceeds from paydowns of other investment securities	117	0	0
Net change in FHLB stock	(4)	850	1,256
Net change in loans	(45,094)	(36,748)	(36,116)
Purchases of premises and equipment	(1,742)	(5,557)	(1,610)
Proceeds from sale of premises and equipment	1,410	0	0
Proceeds from sale of other real estate and repossessions	232	44	1,083
Net cash used by investing activities	(18,587)	(24,106)	(23,621)
Cash flows from financing activities:
Net change in deposits	(29,739)	14,034	60,743
Net change in securities sold under agreement to repurchase	20,338	1,323	8,560
Proceeds from FHLB borrowings	0	1	6,000
Repayments of FHLB borrowings	0	(20,001)	(29,500)
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	4,277	187	9,112
Repayments of Fed Funds Purchased	(4,277)	(187)	(9,112)
Common stock repurchased	0	0	(1,984)
Cash dividends paid in lieu of fractional shares	0	(6)	0
Cash dividends paid on common stock	(3,133)	(2,629)	(2,106)
Net cash (used) provided by financing activities	(12,534)	(7,278)	41,713
Net change in cash and cash equivalents	(13,934)	(12,790)	30,331
Cash and cash equivalents at beginning of period	57,304	70,094	39,763
Cash and cash equivalents at end of period	43,370	57,304	70,094
Cash paid during the year for:
Interest	2,128	2,526	3,415
Income taxes	1,163	2,408	2,028
Noncash investing and financing activities:
Change in unrealized gain (loss) on investment securities available for sale, net	(2,607)	(1)	(2,523)
Transfer of loans to other real estate and repossessions	124	118	563
Issuance of accrued restricted stock units	$ 0	$ (915)	$ 0